UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                 Report for the Calendar Year or Quarter Ended:
                                December 31, 2005

                 Check here if Amendment |_|; Amendment Number:
                        This Amendment (Check only one.):
              |_| is a restatement. |_| adds new holdings entries.

              Institutional Investment Manager Filing this Report:

            Name:       Nierenberg Investment Management Company, Inc.
            Address:    19605 NE 8th Street
                        Camas, WA 98607

                           13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Nierenberg
Title:  President
Phone:  360-604-8600

Signature, Place, and Date of Signing:

DAVID NIERENBERG, Camas, WA February 07, 2006

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     $412,387
                                            (thousands)

List of Other Included Managers:            NONE

Form 13F Information Table

                                TITLE OF              VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER            CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE     SHARED     NONE
----------------------------    --------  ---------  --------  ---------  ---  ----  -------  --------  --------  --------  --------

ADVANCED DIGITAL INFO CORP      Common    007525108   18,682    1,908,250             sole      n/a     1,908,250
BROOKS AUTOMATION INC           Common    114340102   46,762    3,732,000             sole      n/a     3,732,000
CREDENCE SYSTEMS CORP           Common    225302108   31,320    4,499,961             sole      n/a     4,499,961
ELECTRO SCIENTIFIC INDS INC     Common    285229100   30,968    1,282,338             sole      n/a     1,282,338
KOREA EQUITY FUND               Common    50063B104    6,124      659,900             sole      n/a       659,900
KOREA FUND                      Common    500634100   17,508      491,800             sole      n/a       491,800
MEDCATH CORPORATION             Common    58404W109   28,745    1,549,610             sole      n/a     1,549,610
METALLIC VENTURES GOLD INC      Common    591253109   15,184    8,482,461             sole      n/a     8,482,461
METALLIC VENTURES GOLD-WTS      Common    591253109      32       371,700             sole      n/a       371,700
MEXICAN RESTAURANTS INC         Common    59283R104   13,504    1,192,956             sole      n/a     1,192,956
NATUS MEDICAL INC               Common    639050103   56,634    3,508,914             sole      n/a     3,508,914
PEDIATRIC SVCS OF AMERICA       Common    705323103   20,494    1,453,444             sole      n/a     1,453,444
RADISYS CORP                    Common    750459109   32,205    1,857,291             sole      n/a     1,857,291
SUPERIOR ENERGY SERVICES INC    Common    868157108   43,121    2,048,500             sole      n/a     2,048,500
YAMANA GOLD INC                 Common    98462Y100   51,104    7,731,300             sole      n/a     7,731,300